Expense Example	Prospectus #1 Parametric Emerging Markets Fund Class A 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class A 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class A 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class A 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class C 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class I 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 10 Years	Prospectus #2 Parametric International Equity Fund Class A 1 Year	Prospectus #2 Parametric International Equity Fund Class A 3 Years	Prospectus #2 Parametric International Equity Fund Class A 5 Years	Prospectus #2 Parametric International Equity Fund Class A 10 Years	Prospectus #2 Parametric International Equity Fund Class I 1 Year	Prospectus #2 Parametric International Equity Fund Class I 3 Years	Prospectus #2 Parametric International Equity Fund Class I 5 Years	Prospectus #2 Parametric International Equity Fund Class I 10 Years	Prospectus #2 Parametric International Equity Fund Class R 1 Year	Prospectus #2 Parametric International Equity Fund Class R 3 Years	Prospectus #2 Parametric International Equity Fund Class R 5 Years	Prospectus #2 Parametric International Equity Fund Class R 10 Years	Prospectus #2 Parametric International Equity Fund Class R6 1 Year	Prospectus #2 Parametric International Equity Fund Class R6 3 Years	Prospectus #2 Parametric International Equity Fund Class R6 5 Years	Prospectus #2 Parametric International Equity Fund Class R6 10 Years	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I 1 Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I 3 Years	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I 5 Years	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I 10 Years
USD ($)	674	989	1,325	2,274	333	718	1,230	2,448	132	412	713	1,568	123	384	665	1,466	598	766	950	1,479	51	176	311	707	102	333	583	1,299	48	166	295	670	48	151	263	591